Income Taxes - Rollforward of deferred income tax assets and liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	$ 13,791,257	$ 12,317,531
Credit (Charge) to Consolidated Statement of Income	2,598,712	2,058,457
Credit (Charge) to Other Comprehensive Income and Equity	811,677	(584,731)
Reclassification to current assets (liabilities) held for sale	(68,731)
Deferred income tax account at end of period	17,132,915	13,791,257
Accrued liabilities
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	3,619,288	3,388,289
Credit (Charge) to Consolidated Statement of Income	732,733	230,999
Deferred income tax account at end of period	4,352,021	3,619,288
Loss allowance
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,344,425	1,115,990
Credit (Charge) to Consolidated Statement of Income	206,057	149,305
Credit (Charge) to Other Comprehensive Income and Equity		79,130
Deferred income tax account at end of period	1,550,482	1,344,425
Customer advances
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,799,330	2,230,958
Credit (Charge) to Consolidated Statement of Income	(299,868)	(431,628)
Deferred income tax account at end of period	1,499,462	1,799,330
Derivative financial instruments
Rollforward of deferred income tax assets and liabilities
Credit (Charge) to Consolidated Statement of Income	(183,364)
Credit (Charge) to Other Comprehensive Income and Equity	456,574
Deferred income tax account at end of period	273,210
Property, plant and equipment, net
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,570,890	1,159,085
Credit (Charge) to Consolidated Statement of Income	79,970	411,805
Deferred income tax account at end of period	1,650,860	1,570,890
Prepaid expenses and other items
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,125,387
Credit (Charge) to Consolidated Statement of Income	2,586,763	1,785,820
Credit (Charge) to Other Comprehensive Income and Equity	57,254	(660,433)
Reclassification to current assets (liabilities) held for sale	(68,731)
Deferred income tax account at end of period	3,700,673	1,125,387
Tax loss carryforwards
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	13,015,397	15,558,120
Credit (Charge) to Consolidated Statement of Income	334,122	(2,542,723)
Credit (Charge) to Other Comprehensive Income and Equity	(324,513)
Deferred income tax account at end of period	13,025,006	13,015,397
Deferred income tax assets of foreign subsidiaries
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	221,392	257,769
Credit (Charge) to Consolidated Statement of Income	(57,645)	73,117
Credit (Charge) to Other Comprehensive Income and Equity		(109,494)
Deferred income tax account at end of period	163,747	221,392
Investments
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(7,812,896)	(7,117,306)
Credit (Charge) to Consolidated Statement of Income	514,133	(854,016)
Credit (Charge) to Other Comprehensive Income and Equity	622,362	158,426
Deferred income tax account at end of period	(6,676,401)	(7,812,896)
Derivative financial instruments
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(248,547)
Credit (Charge) to Consolidated Statement of Income	248,547
Deferred income tax account at end of period		(248,547)
Derivative financial instruments
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(248,547)	(355,051)
Credit (Charge) to Consolidated Statement of Income		158,864
Credit (Charge) to Other Comprehensive Income and Equity		(52,360)
Deferred income tax account at end of period		(248,547)
Intangible assets and transmission rights
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(843,409)	(2,646,267)
Credit (Charge) to Consolidated Statement of Income	(1,562,736)	1,802,858
Deferred income tax account at end of period	$ (2,406,145)	(843,409)
Prepaid expenses and other items
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period		(1,274,056)
Credit (Charge) to Consolidated Statement of Income		$ 1,274,056